Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes
Convertible Promissory Notes

CONVERTIBLE PROMISSORY NOTES

Pursuant to the terms of an offering of up to $2,000,000, iMedical during the year ended December 31, 2015 issued convertible promissory notes to various accredited investors amounting to $1,368,978 in face value. These notes have a maturity date of 24 months and carry annual interest rate of 11%. The note holders have the right until any time until the note is fully paid, to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of Common Stock. The note has a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price will reset to 75% of the future financing pricing. These notes do not contain prepayment penalties upon redemption.  These notes were secured by all of the then present and after acquired property of the Company.  However, the Company was entitled to force conversion of these notes, if during the term of the agreement, the Company completed a public listing and the common share price exceeded the conversion price for at least 20 consecutive trading days. At the closing of the offering, the Company issued cash (7%) and warrants (7% of the number of common shares into which the notes may be converted) to a broker. The broker received 3% in cash and warrants for those investors introduced by the Company.  The warrants have a term of 24 months and a similar reset provision based on future financings.

Pursuant to the conversion provisions, in August 2016, the Company converted the promissory notes, in the aggregate face value of $1,368,978, into 912,652 shares of common shares as detailed below. The fair value of the common shares was $2,907,912 and $1,538,934 was allocated to the related derivative liabilities (see note 6) and the balance to the carrying value of the notes.

Accreted value of convertible promissory notes as of December 31, 2015	$ 783,778
Accretion expense	585,200
Conversion of the notes transferred to equity	(1,368,978)
Accreted value of convertible promissory notes as of December 31, 2017	$ -

In March 2016, the Company commenced a bridge offering of up to an aggregate of $2,500,000 of convertible promissory notes.  Up to March 31, 2017, the Company issued to various investors notes (“Bridge Notes”) in the aggregate face value of $2,455,000 (December 31, 2016 – $2,230,000). The Bridge Notes had a maturity date of 12 months and carried an annual interest rate of 10%. The Bridge Notes principal and all outstanding accrued interest were able to be converted into common stock based on the average of the lowest 3 trading days volume weighted average price over the last 10 trading days plus an embedded warrant at maturity. However, all the outstanding principal and accrued interest would convert into units/securities upon the consummation of a qualified financing, based upon the lesser of: (i) $1.65 per units/securities and (ii) the quotient obtained by dividing (x) the balance on the Forced Conversion date multiplied by 1.20 by (y) the actual price per unit/security in the qualified financing. Upon the maturity date of the notes, the Company also had an obligation to issue warrants exercisable into the number of shares of the Company securities that is equal to (i) in the case of a qualified financing, the number of shares issued upon conversion of the note and (ii) in all other cases, the number of shares of the Company's common stock equal to the quotient obtained by dividing the outstanding balance by 2.00.

On May 31, 2017, all Bridge Notes having a face value of $2,436,406, were converted into the Company’s common stock:

Accreted value of convertible promissory notes as of March 31, 2017	$ 1,556,990
Accretion expense	879,416
Conversion of notes transferred to equity (Note 7, c)	(2,436,406)
Face value of convertible promissory notes as of December 31, 2017	$ -

The embedded conversion features and reset feature in the notes and broker warrants were accounted for as a derivative liability based on FASB guidance (see Note 6).

CONVERTIBLE PROMISSORY NOTES

Pursuant to a term sheet offering of up to $2,000,000, during the year ended December 31, 2015, the Company issued convertible promissory notes to various accredited investors amounting to $1,368,978 in face value. These notes had a maturity date of 24 months and carried an annual interest rate of 11%. The note holders had the right to convert any outstanding and unpaid principal portion of the note, and accrued interest, into fully paid and non-assessable shares of common stock any time until the note was fully paid. The notes had a conversion price initially set at $1.78. Upon any future financings completed by the Company, the conversion price was to reset to 75% of the future financing pricing. These notes did not contain prepayment penalties upon redemption. These notes were secured by all of the present and after acquired property of the Company. However, the Company could force conversion of these notes, if during the term of the agreement, the Company completed a public listing and the Common Share price exceeded the conversion price for at least 20 consecutive trading days. At the closing of the Notes, the Company issued cash (7%) and warrants (7% of the number of Common Shares into which the Notes may be converted) to a broker. The broker received 3% in cash and warrants for those investors introduced by the Company. The warrants have a term of 24 months and a similar reset provision based on future financings.

Pursuant to the conversion provisions, in August 2016, the Company converted the promissory notes, in the aggregate face value of $1,368,978, into 912,652 shares of common shares as detailed below. The fair value of the common shares was $2,907,912 and $1,538,934 was allocated to the related derivative liabilities (see Note 6) and the balance to the carrying value of the notes.

$
Accreted value of convertible promissory notes as at December 31, 2015	783,778
Face value of convertible promissory notes issued during March 2016	175,000
Discount recognized at issuance due to embedded derivatives	(74,855)
Accretion expense for three months March 31, 2016	73,572
Accreted value of convertible promissory notes as at March 31, 2016	957,495
Accretion expense - including loss on conversion of $88,530	411,483
Conversion of the notes transferred to equity	(1,368,978)
Accreted value of convertible promissory notes as at March 31, 2017	-

As at March 31, 2016, the accreted value of $957,495 has been disclosed $102,744 as current and $854,751 as non-current.

In March 2016, the Company commenced a bridge offering of up to an aggregate of $2,500,000 of convertible promissory notes.  Up to March 31, 2017, the Company issued to various investors notes (“Bridge Notes”) in the aggregate face value of $2,455,000 (December 31, 2016 – $2,230,000). The Bridge Notes have a maturity date of 12 months and carry an annual interest rate of 10%. The Bridge Notes principal and all outstanding accrued interest may be converted into common stock based on the average of the lowest 3 trading days volume weighted average price over the last 10 trading days plus an embedded warrant at maturity. However, all the outstanding principal and accrued interest would convert into units/securities upon the consummation of a qualified financing, based upon the lesser of: (i) $1.65 per units/securities and (ii) the quotient obtained by dividing (x) the balance on the Forced Conversion date multiplied by 1.20 by (y) the actual price per unit/security in the qualified financing. Upon the maturity date of the notes, the Company also has an obligation to issue warrants exercisable into a number of shares of the Company securities equal to (i) in the case of a qualified financing, the number of shares issued upon conversion of the note and (ii) in all other cases, the number of shares of the Company's common stock equal to the quotient obtained by dividing the outstanding balance by 2.00.

Subsequent to March 31, 2017, all Bridge Notes were converted into the Company’s common shares, as explained in Note 11 to the consolidated financial statements.

In connection with the Bridge Notes offering, the accreted value of this offering was as follows as at March 31, 2017 and December 31, 2016, respectively:

	As at March 31, 2017	As at December 31, 2016
	$	$
Face value of convertible promissory notes issued	2,455,000	2,230,000
Day one derivative loss recognized during the year	35,249	26,309
Discount recognized at issuance due to embedded derivatives	(1,389,256)	(1,155,660)
Cash financing costs	(174,800)	(155,300)
Accretion expense	630,797	363,363
Accreted value of convertible promissory notes	1,556,990	1,308,712

The embedded conversion features and reset feature in the notes and broker warrants have been accounted for as a derivative liability based on FASB guidance (see Note 7).

General and administrative expenses include interest expense on all above notes of $60,534, $196,650, and $32,837 for the three months ended March 31, 2017, twelve months ended December 31, 2016 and twelve months ended December 31, 2015, respectively.

Accrued expenses include interest accrual on above notes as at March 31, 2017 of $162,542 (as at December 31, 2016 and 2015 – $102,426, $nil, respectively).